OPERATING LEASES (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Leases [Abstract]
2019	$ 67,841
2020	221,311
2021	213,199
2022	213,199
2023 and thereafter	267,885
Total	$ 983,435